CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (RUB) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
NET OPERATING REVENUES
Services revenue and connection fees (including related party amounts of 1,113 and 492 and 396, respectively)	371,950	349,338	322,546
Sales of handsets and accessories	26,493	28,902	26,025
Total net operating revenues	398,443	378,240	348,571
OPERATING EXPENSES
Cost of services, excluding depreciation and amortization shown separately below (including related party amounts of 1,186 and 692 and 466, respectively)	83,777	83,051	74,753
Cost of handsets and accessories	22,636	25,042	26,286
General and administrative expenses (including related party amounts of 2,047 and 2,097 and 1,843, respectively)	85,458	77,977	69,181
Allowance for doubtful accounts	3,106	2,606	3,189
Sales and marketing expenses (including related party amounts of 1,853 and 1,941 and 2,444, respectively)	22,861	21,667	24,800
Depreciation and amortization expense	73,253	67,910	63,932
Other operating expense / (income) (including related party amounts of 370 and (116) and 16, respectively	5,594	6,193	6,135
Net operating income	101,758	93,794	80,295
Foreign Currency Transaction Gain (Loss), before Tax	(5,473)	3,952	(4,403)
OTHER (INCOME) / EXPENSES
Interest income (including related party amounts of 742 and 172 and 445, respectively)	(2,793)	(2,588)	(1,850)
Interest expense, net of capitalized interest (including related party amounts of nil and 367 and 12, respectively)	15,498	17,673	19,333
Equity in net income of associates	(2,472)	(869)	(1,430)
Other (income) / expenses, net (including gain of (11,087) related to Bitel settlement in 2013	(10,636)	688	180
Total other (income) / expenses, net	(403)	14,904	16,233
Income from continuing operations before provision for income taxes	96,688	82,842	59,659
PROVISION FOR INCOME TAXES	19,633	19,384	15,526
NET INCOME FROM CONTINUING OPERATIONS	77,055	63,458	44,133
NET INCOME / (LOSS) FROM DISCONTINUED OPERATIONS	3,733	(32,846)	1,806
NET INCOME	80,788	30,612	45,939
LESS: NET INCOME ATTRIBUTABLE TO THE NONCONTROLLING INTEREST	(949)	(970)	(3,624)
NET INCOME ATTRIBUTABLE TO THE GROUP	79,839	29,642	42,315
OTHER COMPREHENSIVE (LOSS) / INCOME, NET OF TAX
Currency translation adjustment	(2,877)	(2,211)	2,165
Unrealized gain on derivatives, net of tax of (361) and (64) and (54)	1,445	255	216
Unrecognized actuarial gain / (loss) net of tax of (46) and 38 and (47)	185	(152)	188
Other comprehensive (loss) / income, net of tax	(1,247)	(2,108)	2,569
TOTAL COMPREHENSIVE INCOME	79,541	28,504	48,508
LESS: TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO THE NONCONTROLLING INTEREST	(1,056)	(772)	(3,749)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO THE GROUP	78,485	27,732	44,759
Weighted average number of common shares outstanding, in thousands - basic and diluted	1,988,849	1,988,919	1,970,953
Earnings per share attributable to the Group - basic and diluted, RUB
EPS from continuing operations (in rubles per share)	38.27	31.42	20.55
EPS from discontinued operations (in rubles per share)	1.88	(16.51)	0.92
Total EPS (in rubles per share)	40.14	14.90	21.47